Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) debtor	Dec. 31, 2023 USD ($) debtor	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Maximum exposure to credit risk
Loans receivables	$ 226	$ 148
Trade receivables	32,886	45,442
Cash	111,049	71,798	$ 86,774	$ 142,802
Change in fair value of loan receivable	8,624	8,624
Credit risk
Maximum exposure to credit risk
Expected credit losses for loans receivable	35,776	34,475
Change in fair value of loan receivable	35,776	34,475
ECL in respect of trade and other receivables	$ 1,453	$ 1,431
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	29.00%	30.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Number of largest debtors | debtor	3	3
Risk concentration	69.00%	68.00%
Other investments - current
Maximum exposure to credit risk
Other investments	$ 23,757	$ 84,236
Other investments - non-current
Maximum exposure to credit risk
Other investments	$ 16,115	$ 18,074